(Loss) Earnings Per Share (Details) - Schedule of Basic and Diluted Loss Per Ordinary Share - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Per Ordinary Share [Abstract]
Net (Loss) Income Attributable to Zhongchao Inc.’s shareholders		$ (11,335,911)	$ (2,940,891)	$ 238,665
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, basic	[1]	2,603,354	2,599,776	2,493,851
(Loss) Earnings per share
(Loss) Earnings per share, basic		$ (4.354)	$ (1.131)	$ 0.096

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)